Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases
Note 9. Leases

We adopted ASC 842 “Leases” using the modified retrospective approach, electing the practical expedient that allows us not to restate our comparative periods prior to the adoption of the standard on January 1, 2019. As such, the disclosures required under ASC 842 are not presented for periods before the date of adoption.

The following was included in our balance sheet as of September 30, 2020:

Operating leases	As of September 30, 2020
Assets
ROU operating lease assets	$365,064

Liabilities
Current portion of operating lease	98,275
Operating lease, net of current portion	273,672
Total operating lease liabilities	$371,947

Finance leases
Assets
Property and equipment, gross	$157,184
Accumulated depreciation	(50,523)
Property and equipment, net	106,661
Liabilities
Current portion of financing lease	31,695
Finance lease, net of current portion	59,327
Total operating lease liabilities	$91,022

The weighted average remaining lease term and weighted average discount rate at September 30, 2020 were as follows:

Weighted average remaining lease term (years)	September 30, 2020
Operating leases	3.75
Finance leases	3.75

Weighted average discount rate	September 30, 2020
Operating leases	6.28%
Finance leases	4.89%

Finance Lease

The Company entered into a 60-month lease agreement to finance certain laboratory equipment in July 2018 with a purchase option of $1. As such, the Company has accounted for this transaction as a finance lease.

The following table reconciles future minimum finance lease payments to the discounted lease liability as of September 30, 2020:

Remaining in 2020	$9,445
2021	37,778
2022	37,778
2023	18,889
Total lease payments	103,890
Less imputed interest	(6,442)
Less sales tax	(6,426)
Total lease obligations	91,022
Less current obligations	(31,695)
Long-term lease obligations	$59,327

Operating Leases

On December 4, 2015, the Company entered into a new operating lease agreement to rent office space in Bohemia, NY. This five-year agreement commenced February 1, 2016 with an annual rent of $50,000 and 3.75% increases in each successive lease year.

On January 15, 2016, the Company entered into a five-year agreement to lease 2 copiers with and annual payment of $2,985.

On September 12, 2019, the Company entered into a new operating lease agreement to rent office space in Ronkonkoma, NY. This five-year agreement commenced on September 12, 2019 with an annual rent of $90,000 and 3% increase in each successive lease year beginning in 2021. The Company has an option to buy the property during the first two years of the lease for $1,200,000 and then at fair market value for the remainder of the lease term.

On November 27, 2019, the Company entered a 39-month agreement to lease an automobile with a monthly payment of $420

The following table reconciles future minimum operating lease payments to the discounted lease liability as of September 30, 2020:

2020	$39,086
2021	102,849
2022	100,521
2023	98,765
2024	75,972
Total lease payments	417,193
Less imputed interest	(45,246)
Total lease obligations	371,947
Less current obligations	(98,275)
Long-term lease obligations	$273,672

We adopted ASC 842 “Leases” using the modified retrospective approach, electing the practical expedient that allows us not to restate our comparative periods prior to the adoption of the standard on January 1, 2019. As such, the disclosures required under ASC 842 are not presented for periods before the date of adoption.

The following was included in our balance sheet as of December 31, 2019:

Operating leases	As of December 31, 2019
Assets
ROU operating lease assets	$465,092

Liabilities
Current portion of operating lease	130,628
Operating lease, net of current portion	338,344
Total operating lease liabilities	$468,972

Finance leases
Assets
Property and equipment, gross	$157,184
Accumulated depreciation	(33,682)
Property and equipment, net	$123,502
Liabilities
Current portion of financing lease	$30,556
Finance lease, net of current portion	83,376
Total operating lease liabilities	$113,932

The weighted average remaining lease term and weighted average discount rate at December 31, 2019 were as follows:

Weighted average remaining lease term (years)	December 31, 2019
Operating leases	4.18
Finance leases	3.50

Weighted average discount rate	December 31, 2019
Operating leases	6.34%
Finance leases	4.89%

Finance Lease

The Company entered into a 60-month lease agreement to finance certain laboratory equipment in July 2018 with a purchase option of $1. As such, the Company has accounted for this transaction as a finance lease.

The following table reconciles future minimum finance lease payments to the discounted lease liability as of December 31,2019:

2020	$37,778
2021	37,778
2022	37,778
2023	18,889
Total lease payments	132,224
Less imputed interest	(10,112)
Less sales tax	(8,179)
Total lease obligations	113,932
Less current obligations	(30,556)
Long-term lease obligations	$83,376

Operating Leases

On December 4, 2015, the Company entered into a new operating lease agreement to rent office space in Bohemia, NY. This five-year agreement commenced February 1, 2016 with an annual rent of $50,000 and 3.75% increases in each successive lease year.

On January 15, 2016, the Company entered into a five-year agreement to lease 2 copiers with and annual payment of $2,985.

On September 12, 2019, the Company entered into a new operating lease agreement to rent office space in Ronkonkoma, NY. This five- year agreement commenced on September 12, 2019 with an annual rent of $90,000 and 3% increase in each successive lease year beginning in 2021. The Company has an option to buy the property during the first two years of the lease for $1,200,000 and then at fair market value for the remainder of the lease term.

On November 27, 2019, the Company entered a 39-month agreement to lease an automobile with a monthly payment of $420.

The following table reconciles future minimum operating lease payments to the discounted lease liability as of December 31, 2019:

2020	$156,169
2021	102,849
2022	100,521
2023	98,765
2024	75,972
Total lease payments	534,276
Less imputed interest	(65,304)
Total lease obligations	468,972
Less current obligations	(130,628)
Long-term lease obligations	$338,344